Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,071,500.64

Principal:
Principal Collections	$37,562,305.83
Prepayments in Full	$47,677,085.82
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$85,239,391.65
Collections	$91,310,892.29

Purchase Amounts:
Purchase Amounts Related to Principal	$713,709.14
Purchase Amounts Related to Interest	$2,995.43
Sub Total	$716,704.57

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$92,027,596.86

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$92,027,596.86
Servicing Fee	$1,371,831.09	$1,371,831.09	$0.00	$0.00	$90,655,765.77
Interest - Class A-1 Notes	$60,030.00	$60,030.00	$0.00	$0.00	$90,595,735.77
Interest - Class A-2 Notes	$165,569.33	$165,569.33	$0.00	$0.00	$90,430,166.44
Interest - Class A-3 Notes	$239,692.58	$239,692.58	$0.00	$0.00	$90,190,473.86
Interest - Class A-4 Notes	$112,729.52	$112,729.52	$0.00	$0.00	$90,077,744.34
First Priority Principal Payment	$4,645,087.92	$4,645,087.92	$0.00	$0.00	$85,432,656.42
Interest - Class B Notes	$51,729.88	$51,729.88	$0.00	$0.00	$85,380,926.54
Second Priority Principal Payment	$47,350,000.00	$47,350,000.00	$0.00	$0.00	$38,030,926.54
Interest - Class C Notes	$38,322.47	$38,322.47	$0.00	$0.00	$37,992,604.07
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$6,422,604.07
Interest - Class D Notes	$48,407.33	$48,407.33	$0.00	$0.00	$6,374,196.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$6,374,196.74
Regular Principal Payment	$264,434,912.08	$6,374,196.74	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$92,027,596.86

Principal Payment:
First Priority Principal Payment					$4,645,087.92
Second Priority Principal Payment					$47,350,000.00
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$6,374,196.74
Total					$89,939,284.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$89,939,284.66	$258.45	$60,030.00	$0.17	$89,999,314.66	$258.62
Class A-2 Notes	$0.00	$0.00	$165,569.33	$0.31	$165,569.33	$0.31
Class A-3 Notes	$0.00	$0.00	$239,692.58	$0.50	$239,692.58	$0.50
Class A-4 Notes	$0.00	$0.00	$112,729.52	$0.82	$112,729.52	$0.82
Class B Notes	$0.00	$0.00	$51,729.88	$1.09	$51,729.88	$1.09
Class C Notes	$0.00	$0.00	$38,322.47	$1.21	$38,322.47	$1.21
Class D Notes	$0.00	$0.00	$48,407.33	$1.53	$48,407.33	$1.53
Total	$89,939,284.66	$55.86	$716,481.11	$0.44	$90,655,765.77	$56.30

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$348,000,000.00	1.0000000	$258,060,715.34	0.7415538
Class A-2 Notes	$539,900,000.00	1.0000000	$539,900,000.00	1.0000000
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,610,070,000.00	1.0000000	$1,520,130,715.34	0.9441395

Pool Information
Weighted Average APR	4.231%	4.194%
Weighted Average Remaining Term	55.34	54.42
Number of Receivables Outstanding	72,484	69,903
Pool Balance	$1,646,197,309.59	$1,560,243,446.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,500,756.77	$1,494,934,912.08
Pool Factor	1.0000000	0.9477864

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$23,403,651.70
Yield Supplement Overcollateralization Amount	$65,308,534.62
Targeted Overcollateralization Amount	$80,481,199.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,112,731.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		210	$762.10
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$762.10
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$762.10

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.00%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.48%	323	$7,565,709.67
61-90 Days Delinquent	0.00%	1	$38,836.70
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.49%	324	$7,604,546.37

Repossession Inventory:
Repossessed in the Current Collection Period		6	$161,022.00
Total Repossessed Inventory		6	$161,022.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0006%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0014%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer